Document and Entity Information	12 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2012
Registrant Name	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Central Index Key	0000357159
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jun. 28, 2012
Prospectus Date	Mar. 31, 2012